Other Payables - Schedule of Other Payables (Details) - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Schedule of Other Payables [Abstract]
Employees and payroll accruals	$ 254	$ 388
Deferred Revenues	225
Accrued expenses	527	461
Other payables	$ 1,006	$ 849